Schedule of net operating tax loss carryforwards (Details)	Mar. 31, 2026 USD ($)
Income Tax Disclosure [Abstract]
2027	$ 122,184
2028	542,996
2029	232,511
2030	120,509
2031	827,137
Total	$ 1,845,337